Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions [Abstract]
Schedule of provisions [Table Text Block]
(1)	Provisions are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Asset retirement obligation	58,076	61,872
Provision for guarantee (*1)	238,117	183,247
Provision for loan commitments	87,909	66,115
Provisions for customer reward credits	22,093	40,445
Other provisions (*2)	22,282	58,791

Total	428,477	410,470

(*1)	Provision for guarantee includes provision for financial guarantee of 67,557 million Won and 71,697 million Won as of December 31, 2016 and 2017, respectively.
(*2)	Other provisions consist of provision for litigation, provision for loss recovery, and others.

Reconciliation of changes in other provisions [Table Text Block]

(2)	Changes in provisions except for asset retirement obligation are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2015
	Provision for guarantees	Provision for loan commitments	Provisions for customer reward credits	Other provisions	Total
Beginning balance	509,320	90,449	5,548	56,959	662,276
Provisions provided	19,714	9,801	16,301	51,997	97,813
Provisions used and others	(25,262)	41	(16,404)	(86,308)	(127,933)
Reversal of unused amount	(160,032)	(14,976)	—	(43)	(175,051)
Others	20,401	(2)	—	(24)	20,375

Ending balance	364,141	85,313	5,445	22,581	477,480

	For the year ended December 31, 2016
	Provision for guarantees	Provision for loan commitments	Provisions for customer reward credits	Other provisions	Total
Beginning balance	364,141	85,313	5,445	22,581	477,480
Provisions provided	4,281	8,502	23,525	8,034	44,342
Provisions used and others	(80,017)	22	(8,158)	(11,323)	(99,476)
Reversal of unused amount	(64,061)	(5,409)	—	—	(69,470)
Foreign currencies translation adjustments	—	—	—	2,990	2,990
Transfer(*1)	—	—	503	—	503
Others	13,773	(519)	778	—	14,032

Ending balance	238,117	87,909	22,093	22,282	370,401

	For the year ended December 31, 2017
	Provision for guarantees	Provision for unused commitments	Provisions for customer reward credits	Other provisions	Total
Beginning balance	238,117	87,909	22,093	22,282	370,401
Provisions provided	4,876	2,028	62,593	42,042	111,539
Provisions used and others	(24,898)	(68)	(84,979)	(8,014)	(117,959)
Reversal of unused amount	(60,300)	(23,744)	—	(77)	(84,121)
Foreign currencies translation adjustments	9	(10)	—	(249)	(250)
Transfer(*2)	—	—	21,808	—	21,808
Others	25,443	—	18,930	2,807	47,180

Ending balance	183,247	66,115	40,445	58,791	348,598

(*1)	As the credits of the affiliates were transferred to the Group, the allowance for the provisions for customer reward credits increased, for the year ended December 31, 2016.
(*2)	According to contracts with the third parties, the Group ultimately will be reimbursed for which it has paid out on behalf of customers, which has incurred through their customer loyalty programs. Therefore, when such obligation incurs, the Group recognizes it as “transfer”, but there is no impact on the Group’s expense.

Reconciliation of changes in provision for decommissioning restoration and rehabilitation costs [Table Text Block]

(3)	Changes in asset retirement obligation are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2017
Beginning balance	29,733	39,121	58,076
Provisions provided	1,742	2,034	2,225
Provisions used	(1,316)	(1,279)	(1,283)
Amortization	394	464	428
Reversal of unused amount	(179)	(1)	(733)
Increase in restoration costs and others	8,747	17,737	3,159

Ending balance	39,121	58,076	61,872